Consolidated Statements of Changes in Equity (Parentheticals) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Equity	$ 33,256	$ 32,002
Cumulative translation adjustments
Equity	(95)	(95)
Additional paid-in capital
Equity	$ 1,827	$ 1,875